SCHEDULE OF INVESTMENTS
Ivy ProShares Interest Rate Hedged High Yield Index Fund (in thousands)	DECEMBER 31, 2020 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value
Communication Services
Alternative Carriers – 1.5%
CommScope Finance LLC, 6.000%, 3-1-26(A)	$300	$316
Zayo Group Holdings, Inc., 6.125%, 3-1-28(A)	230	243
		559
Broadcasting – 5.8%
AMC Networks, Inc., 5.000%, 4-1-24	250	254
Clear Channel Worldwide Holdings, Inc., 9.250%, 2-15-24	311	315
Nexstar Escrow, Inc., 5.625%, 7-15-27(A)	311	333
Sirius XM Radio, Inc.:
4.625%, 7-15-24(A)	376	390
4.125%, 7-1-30(A)	170	181
TEGNA, Inc., 5.000%, 9-15-29	442	467
Terrier Media Buyer, Inc., 8.875%, 12-15-27(A)	120	132
Univision Communications, Inc., 6.625%, 6-1-27(A)	100	107
		2,179
Cable & Satellite – 5.2%
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.125%, 5-1-27(A)	531	563
4.750%, 3-1-30(A)	250	270
CSC Holdings LLC:
5.750%, 1-15-30(A)	257	282
4.625%, 12-1-30(A)	380	396
DISH DBS Corp., 7.750%, 7-1-26	300	336
Radiate Holdco LLC and Radiate Finance, Inc., 6.500%, 9-15-28(A)	100	105
		1,952
Integrated Telecommunication Services – 2.4%
CenturyLink, Inc., 5.125%, 12-15-26(A)	270	285
Frontier Communications Corp., 5.875%, 10-15-27(A)	100	108
Level 3 Financing, Inc., 4.250%, 7-1-28(A)	100	103
Sprint Corp., 7.625%, 3-1-26	125	155
West Corp., 8.500%, 10-15-25(A)	100	97
Windstream Escrow LLC, 7.750%, 8-15-28(A)	150	151
		899
Movies & Entertainment – 1.9%
iHeartCommunications, Inc., 8.375%, 5-1-27	145	155
Netflix, Inc.:
4.875%, 4-15-28	150	169
5.875%, 11-15-28	320	384
		708

Publishing – 0.4%
Meredith Corp., 6.875%, 2-1-26	174	170

Wireless Telecommunication Service – 0.5%
T-Mobile USA, Inc.:
4.500%, 2-1-26	100	102
4.750%, 2-1-28	100	108
		210
Total Communication Services - 17.7%		6,677
Consumer Discretionary
Apparel Retail – 0.3%
L Brands, Inc., 6.625%, 10-1-30(A)	110	122

Auto Parts & Equipment – 1.2%
Panther BF Aggregator 2 L.P.:
6.250%, 5-15-26(A)	175	188
8.500%, 5-15-27(A)	250	271
		459
Automobile Manufacturers – 2.8%
Ford Motor Co., 9.000%, 4-22-25	550	676
Tesla, Inc. (GTD by SolarCity Corp.), 5.300%, 8-15-25(A)	346	361
		1,037
Automotive Retail – 0.4%
Allison Transmission, Inc., 3.750%, 1-30-31(A)	150	153

Casinos & Gaming – 3.6%
Colt Merger Sub, Inc.:
6.250%, 7-1-25(A)	440	469
8.125%, 7-1-27(A)	190	210
Golden Nugget, Inc., 6.750%, 10-15-24(A)	175	174
MGM Growth Properties Operating Partnership L.P. and MGP Finance Co-Issuer, Inc., 5.625%, 5-1-24	110	120
Scientific Games International, Inc. (GTD by Scientific Games Corp.):
5.000%, 10-15-25(A)	365	376
8.250%, 3-15-26(A)	10	11
		1,360
Consumer Electronics – 0.5%
Spectrum Brands, Inc. (GTD by SB/RH Holdings), 5.750%, 7-15-25	165	170

Hotels, Resorts & Cruise Lines – 1.7%
Carnival Corp.:
11.500%, 4-1-23(A)	100	116
7.625%, 3-1-26(A)	270	294
Royal Caribbean Cruises Ltd., 9.125%, 6-15-23(A)	200	217
		627
Housewares & Specialties – 1.2%
Newell Rubbermaid, Inc.:
3.850%, 4-1-23(B)	210	220

4.200%, 4-1-26(B)	200	221
		441
Leisure Facilities – 2.4%
Diamond Sports Group LLC and Diamond Sports Finance Co. (GTD by Diamond Sports Intermediate Holdings LLC):
5.375%, 8-15-26(A)	440	357
6.625%, 8-15-27(A)	500	303
Six Flags Entertainment Corp., 4.875%, 7-31-24(A)	262	263
		923
Leisure Products – 0.3%
Mattel, Inc., 6.750%, 12-31-25(A)	110	116

Restaurants – 2.5%
1011778 B.C. Unlimited Liability Co. and New Red Finance, Inc., 4.000%, 10-15-30(A)	270	274
Aramark Services, Inc. (GTD by Aramark Corp.), 5.000%, 2-1-28(A)	310	327
KFC Holding Co., Pizza Hut Holdings LLC and Taco Bell of America LLC, 5.250%, 6-1-26(A)	100	104
YUM! Brands, Inc., 3.625%, 3-15-31	230	232
		937
Specialized Consumer Services – 1.5%
Nielsen Finance LLC and Nielsen Finance Co., 5.625%, 10-1-28(A)	100	109
Uber Technologies, Inc.:
8.000%, 11-1-26(A)	275	299
7.500%, 9-15-27(A)	160	176
		584
Specialty Stores – 1.7%
PetSmart, Inc., 5.875%, 6-1-25(A)	203	208
Staples, Inc.:
7.500%, 4-15-26(A)	244	255
10.750%, 4-15-27(A)	175	174
		637
Total Consumer Discretionary - 20.1%		7,566
Consumer Staples
Agricultural Products – 0.6%
NBM U.S. Holdings, Inc., 7.000%, 5-14-26(A)	200	218

Food Distributors – 0.5%
Performance Food Group, Inc., 5.500%, 10-15-27(A)	165	174

Food Retail – 0.8%
Albertsons Cos. LLC, Safeway, Inc., New Albertson’s, Inc. and Albertson’s LLC, 4.625%, 1-15-27(A)	280	298

Packaged Foods & Meats – 2.6%
JBS USA, JBS USA Food Co. and JBS USA Finance, Inc. (GTD by JBS S.A.):
6.500%, 4-15-29(A)	250	291
5.500%, 1-15-30(A)	100	115
Post Holdings, Inc.:
5.000%, 8-15-26(A)	414	427
4.625%, 4-15-30(A)	150	158
		991
Total Consumer Staples - 4.5%		1,681
Energy
Oil & Gas Equipment & Services – 1.0%
Brand Energy & Infrastructure Services, Inc., 8.500%, 7-15-25(A)	100	102
Weatherford International Ltd. (GTD by Weatherford International plc and Weatherford International LLC), 11.000%, 12-1-24	350	273
		375
Oil & Gas Exploration & Production – 4.5%
Continental Resources, Inc., 5.750%, 1-15-31(A)	160	177
Crownrock L.P., 5.625%, 10-15-25(A)	160	163
Endeavor Energy Resources L.P., 5.750%, 1-30-28(A)	250	270
EQT Corp., 7.875%, 2-1-25(B)	300	342
Matador Resources Co., 5.875%, 9-15-26	220	215
Occidental Petroleum Corp., 2.900%, 8-15-24	270	260
Targa Resources Partners L.P.:
5.875%, 4-15-26	163	173
4.875%, 2-1-31(A)	105	114
		1,714
Oil & Gas Refining & Marketing – 0.2%
PBF Holding Co. LLC, 6.000%, 2-15-28	132	75

Oil & Gas Storage & Transportation – 1.8%
Cheniere Energy Partners L.P., 4.500%, 10-1-29	336	356
EQT Midstream Partners L.P., 4.750%, 7-15-23	200	210
New Fortress Energy, Inc., 6.750%, 9-15-25(A)	100	106
		672
Total Energy - 7.5%		2,836
Financials
Consumer Finance – 1.7%
OneMain Finance Corp.:
6.125%, 3-15-24	185	202
7.125%, 3-15-26	220	260
Quicken Loans, Inc., 5.250%, 1-15-28(A)	170	182
		644
Financial Exchanges & Data – 2.1%
MSCI, Inc.:
4.000%, 11-15-29(A)	14	15
3.875%, 2-15-31(A)	330	349
Refinitiv U.S. Holdings, Inc.:
6.250%, 5-15-26(A)	150	160
8.250%, 11-15-26(A)	265	289
		813

Insurance Brokers – 0.5%
NFP Corp., 6.875%, 8-15-28(A)	175	187

Life & Health Insurance – 0.4%
Alliant Holdings Intermediate LLC and Alliant Holdings Co-Issuer, Inc., 6.750%, 10-15-27(A)	140	150

Other Diversified Financial Services – 1.0%
Icahn Enterprises L.P. and Icahn Enterprises Finance Corp.:
6.250%, 2-1-22	150	150
6.250%, 5-15-26	200	212
		362
Property & Casualty Insurance – 0.7%
Hub International Ltd., 7.000%, 5-1-26(A)	250	261

Specialized Finance – 2.3%
Banff Merger Sub, Inc., 9.750%, 9-1-26(A)	110	119
Diamond 1 Finance Corp. and Diamond 2 Finance Corp., 7.125%, 6-15-24(A)	331	343
Navient Corp., 6.500%, 6-15-22	250	265
Tempo Acquisition LLC and Tempo Acquisition Finance Corp., 6.750%, 6-1-25(A)	150	155
		882
Total Financials - 8.7%		3,299
Health Care
Health Care Equipment – 0.4%
Avantor Funding, Inc., 4.625%, 7-15-28(A)	150	159

Health Care Facilities – 7.3%
Community Health Systems, Inc.:
6.250%, 3-31-23	474	490
8.000%, 3-15-26(A)	90	97
DaVita, Inc.:
4.625%, 6-1-30(A)	330	350
3.750%, 2-15-31(A)	200	203
HCA, Inc. (GTD by HCA Holdings, Inc.):
5.625%, 9-1-28	484	572
3.500%, 9-1-30	250	265
MEDNAX, Inc., 6.250%, 1-15-27(A)	100	107
RegionalCare Hospital Partners Holdings, Inc. and Legend Merger Sub, Inc., 9.750%, 12-1-26(A)	125	138
Select Medical Corp., 6.250%, 8-15-26(A)	129	139
Tenet Healthcare Corp., 6.125%, 10-1-28(A)	380	396
		2,757
Health Care Services – 0.3%
Envision Healthcare Corp., 8.750%, 10-15-26(A)	95	60
IQVIA, Inc., 5.000%, 5-15-27(A)	50	53
		113
Health Care Technology – 1.2%
Change Healthcare Holdings, Inc., 5.750%, 3-1-25(A)	270	275

Verscend Holding Corp., 9.750%, 8-15-26(A)	150	163
		438
Pharmaceuticals – 3.2%
Endo Designed Activity Co., Endo Finance LLC and Endo Finco, Inc., 6.000%, 6-30-28(A)	150	127
IMS Health, Inc., 5.000%, 10-15-26(A)	79	83
Par Pharmaceutical, Inc., 7.500%, 4-1-27(A)	300	325
Valeant Pharmaceuticals International, Inc., 7.000%, 3-15-24(A)	645	664
		1,199
Total Health Care - 12.4%		4,666
Industrials
Aerospace & Defense – 3.5%
Bombardier, Inc., 7.875%, 4-15-27(A)	330	304
Spirit AeroSystems, Inc. (GTD by Spirit AeroSystems Holdings, Inc.), 7.500%, 4-15-25(A)	100	107
TransDigm, Inc. (GTD by TransDigm Group, Inc.), 6.250%, 3-15-26(A)	850	905
		1,316
Air Freight & Logistics – 0.6%
XPO Logistics, Inc.:
6.750%, 8-15-24(A)	100	106
6.250%, 5-1-25(A)	110	119
		225
Airlines – 0.6%
American Airlines, Inc. (GTD by American Airlines Group, Inc.), 11.750%, 7-15-25(A)	195	225

Building Products – 0.5%
Beacon Escrow Corp., 4.875%, 11-1-25(A)	193	197

Construction Machinery & Heavy Trucks – 0.2%
Navistar International Corp. (GTD by Navistar, Inc.), 6.625%, 11-1-25(A)	80	84

Diversified Support Services – 1.0%
United Rentals (North America), Inc. (GTD by United Rentals, Inc.), 4.875%, 1-15-28	350	373

Electrical Components & Equipment – 0.9%
WESCO Distribution, Inc.:
7.125%, 6-15-25(A)	100	110
7.250%, 6-15-28(A)	210	239
		349
Office Services & Supplies – 0.4%
Xerox Corp., 4.125%, 3-15-23	130	136

Security & Alarm Services – 1.6%
Allied Universal Holdco LLC:
6.625%, 7-15-26(A)	100	107
9.750%, 7-15-27(A)	150	163
Prime Security Services Borrower LLC and Prime Finance, Inc., 5.750%, 4-15-26(A)	300	329
		599

Trucking – 0.5%
Herc Holdings, Inc., 5.500%, 7-15-27(A)	170	180

Total Industrials - 9.8%		3,684
Information Technology
Application Software – 1.6%
Black Knight InfoServ LLC, 3.625%, 9-1-28(A)	100	102
Solera LLC and Solera Finance, Inc., 10.500%, 3-1-24(A)	178	185
SS&C Technologies Holdings, Inc., 5.500%, 9-30-27(A)	280	299
		586
Data Processing & Outsourced Services – 0.1%
Exela Intermediate LLC and Exela Finance, Inc., 10.000%, 7-15-23(A)	120	37

Total Information Technology - 1.7%		623
Materials
Aluminum – 1.1%
Novelis Corp. (GTD by Novelis, Inc.):
5.875%, 9-30-26(A)	70	73
4.750%, 1-30-30(A)	309	333
		406
Commodity Chemicals – 1.1%
NOVA Chemicals Corp.:
4.875%, 6-1-24(A)	215	224
5.250%, 6-1-27(A)	196	209
		433
Diversified Metals & Mining – 1.0%
First Quantum Minerals Ltd.:
7.250%, 4-1-23(A)	140	144
6.875%, 10-15-27(A)	230	250
		394
Metal & Glass Containers – 1.7%
Ball Corp., 2.875%, 8-15-30	150	150
BWAY Holding Co.:
5.500%, 4-15-24(A)	323	329
7.250%, 4-15-25(A)	160	162
		641
Paper Packaging – 0.3%
Reynolds Group Issuer, Inc., Reynolds Group Issuer LLC and Reynolds Group Issuer (Luxembourg) S.A., 4.000%, 10-15-27(A)	100	102

Steel – 0.3%
U.S. Steel Corp., 12.000%, 6-1-25(A)	100	115

Total Materials - 5.5%		2,091
Real Estate
Hotel & Resort REITs – 1.3%
Hilton Domestic Operating Co., Inc.:
5.125%, 5-1-26	250	258
4.875%, 1-15-30	225	246
		504
Real Estate Development – 0.4%
Howard Hughs Corp., 5.375%, 3-15-25(A)	150	154

Specialized REITs – 3.3%
Iron Mountain, Inc., 4.500%, 2-15-31(A)	260	272
SBA Communications Corp., 4.875%, 9-1-24	355	364

Uniti Group L.P., Uniti Fiber Holdings, Inc., Uniti Group Finance 2019, Inc. and CSL Capital LLC (GTD by Uniti Group, Inc.), 7.875%, 2-15-25(A)	250	269
VICI Properties L.P. and VICI Note Co., Inc., 4.125%, 8-15-30(A)	320	338
		1,243
Total Real Estate - 5.0%		1,901
Utilities
Electric Utilities – 2.4%
Calpine Corp.:
4.500%, 2-15-28(A)	100	104
5.125%, 3-15-28(A)	200	211
Emera, Inc., Series 2016-A, 6.750%, 6-15-76	220	257
Vistra Operations Co. LLC:
5.625%, 2-15-27(A)	205	218
5.000%, 7-31-27(A)	100	106
		896
Independent Power Producers & Energy Traders – 0.7%
NRG Energy, Inc., 6.625%, 1-15-27	256	270

Multi-Utilities – 1.5%
MEG Energy Corp., 7.125%, 2-1-27(A)	244	252
Pacific Gas and Electric Co., 5.250%, 7-1-30	300	330
		582
Total Utilities - 4.6%		1,748

TOTAL CORPORATE DEBT SECURITIES – 97.5%		$36,772
(Cost: $35,289)

SHORT-TERM SECURITIES	Shares
Money Market Funds(C) - 0.3%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	96	96

TOTAL SHORT-TERM SECURITIES – 0.3%		$96
(Cost: $96)

TOTAL INVESTMENT SECURITIES – 97.8%		$36,868
(Cost: $35,385)

CASH AND OTHER ASSETS, NET OF LIABILITIES(D) – 2.2%		833

NET ASSETS – 100.0%		$37,701

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020 the total value of these securities amounted to $25,814 or 68.5% of net assets.

(B)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at December 31, 2020.

(C)	Rate shown is the annualized 7-day yield at December 31, 2020.
(D)	Cash of $186 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at December 31, 2020 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	Short	58	3-20-21	5,800	$(8,009)	$(5)
U.S. 2-Year Treasury Note	Short	69	3-31-21	13,800	(15,247)	(14)
U.S. 5-Year Treasury Note	Short	75	3-31-21	7,500	(9,462)	(21)
					$(32,718)	$(40)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$36,772	$—
Short-Term Securities	96	—	—
Total	$96	$36,772	$—

Liabilities
Futures Contracts	$40	$—	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT= Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2020 and the related unrealized appreciation (depreciation) were as follows:
Cost	$35,385

Gross unrealized appreciation	2,006

Gross unrealized depreciation	(523)

Net unrealized appreciation	$1,483